Significant Accounting Policies - Schedule of Basic and Diluted Loss Per Common Share (Details) (10-K) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net loss	$ (1,974,769)	$ (1,626,956)	$ (1,159,758)	$ (1,814,895)	$ (1,946,023)	$ (1,573,726)	$ (4,761,483)	$ (5,334,644)	$ (7,625,397)	$ (13,042,709)
Deemed dividend to Series A and B preferred stockholders	(23,859)						(23,859)			(3,310,001)
Net loss attributable to common stockholders	$ (1,998,628)			$ (1,814,895)			$ (4,785,342)	$ (5,334,644)	$ (7,625,397)	$ (16,352,710)